Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid To Non-PEO NEOs(2) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income(4) (h)	EBITDA(5) (i)
					Total Stockholder Return(3)(f)	Peer Group Total Stockholder Return(3)(g)
2022	$1,532,835	$1,401,289	$736,192	$674,403	1,010.98	113.78	$41,381	$61,209
2021	$1,302,500	$1,305,845	$678,614	$680,599	1,136.11	145.06	$31,567	$44,131
2020	$775,285	$775,285	$379,854	$379,854	857.90	127.64	$18,282	$25,284

Named Executive Officers, Footnote [Text Block]	Compensation for our PEO reflects the amounts reported in “Summary Compensation Table” for the respective years. Our PEO in 2022 was Ryan L Pape. Average compensation for non-PEOs include: in 2022, Messers. Wood and Moreau; in 2021, Messers. Wood, Moreau and Meltzer; and in 2020, Messers. Wood and Meltzer. Mr. Meltzer separated service from the Company effective October 14, 2022. Mr. Moreau became an NEO in 2021.
Peer Group Issuers, Footnote [Text Block]	TSR is cumulative for the measurement period beginning on July 19, 2019, the date our Common Stock began trading on the Nasdaq Stock Market, and ending on December 31, 2022, calculated in accordance with Item 201(e) of Regulation S-K. The Russell 2000 Index for purposes of this table is the same as determined under Item 201(e) of Regulation S-K and described in Item 5 of our Form 10-K for the year ended December 31, 2022. We have chosen to use the Russell 2000 Index rather than an industry or line-of-business index because we do not believe our company is comparable to companies in a particular industry or line-of-business such as after-market automotive product companies and we have not used a peer group of companies because our major competitors are either much larger than we around their competitive products constitute small lines of business for these companies or other competitors are private companies.
PEO Total Compensation Amount	$ 1,532,835	$ 1,302,500	$ 775,285
PEO Actually Paid Compensation Amount	$ 1,401,289	1,305,845	775,285
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation actually paid for the PEO and average compensation actually paid for our non-PEO NEOs in 2020, 2021 and 2022 reflect the respective amounts set forth in columns (b) and (d), adjusted in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decision made by our Compensation Committee in regard to the PEO’s and our other NEOs’ compensation for 2020, 2021 and 2022, see the “Compensation Discussion & Analysis” beginning on page 12.

2022	PEO 2022	Average Non-PEO NEOs 2022
Summary Compensation Table Total	$1,532,835	$736,192
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	750,000	275,000
Plus Fair Value for Award Granted in the Covered Year	657,477	241,081
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Years	(25,630)	(36,912)
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	(13,393)	(19,129)
Compensation Actually Paid	$1,401,289	$674,403

2021	PEO 2021	Average Non-PEO NEOs 2021
Summary Compensation Table Total	$1,302,500	$678,614
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	350,000	208,333
Plus Fair Value for Award Granted in the Covered Year	283,840	168,947
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Years	69,505	41,371
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	—	—
Compensation Actually Paid	$1,305,845	$680,599

2020	PEO 2020	Average Non-PEO NEOs 2020
Summary Compensation Table Total	$775,285	$379,854
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	—	—
Plus Fair Value for Award Granted in the Covered Year	—	—
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Years	—	—
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	—	—
Compensation Actually Paid	$775,285	$379,854

Non-PEO NEO Average Total Compensation Amount	$ 736,192	678,614	379,854
Non-PEO NEO Average Compensation Actually Paid Amount	$ 674,403	680,599	379,854
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation actually paid for the PEO and average compensation actually paid for our non-PEO NEOs in 2020, 2021 and 2022 reflect the respective amounts set forth in columns (b) and (d), adjusted in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decision made by our Compensation Committee in regard to the PEO’s and our other NEOs’ compensation for 2020, 2021 and 2022, see the “Compensation Discussion & Analysis” beginning on page 12.

2022	PEO 2022	Average Non-PEO NEOs 2022
Summary Compensation Table Total	$1,532,835	$736,192
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	750,000	275,000
Plus Fair Value for Award Granted in the Covered Year	657,477	241,081
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Years	(25,630)	(36,912)
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	(13,393)	(19,129)
Compensation Actually Paid	$1,401,289	$674,403

2021	PEO 2021	Average Non-PEO NEOs 2021
Summary Compensation Table Total	$1,302,500	$678,614
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	350,000	208,333
Plus Fair Value for Award Granted in the Covered Year	283,840	168,947
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Years	69,505	41,371
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	—	—
Compensation Actually Paid	$1,305,845	$680,599

2020	PEO 2020	Average Non-PEO NEOs 2020
Summary Compensation Table Total	$775,285	$379,854
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	—	—
Plus Fair Value for Award Granted in the Covered Year	—	—
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Years	—	—
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	—	—
Compensation Actually Paid	$775,285	$379,854

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to Non-PEO NEOs and the Company’s Cumulative TSR. Cumulatively from 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs increased by 80.7% and 77.5%, respectively, compared to the Company’s cumulative TSR of 911% over the same period.
Compensation Actually Paid vs. Net Income [Text Block]	Relationship between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to Non-PEO NEOs and the Company’s Net Income. Cumulatively from 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs increased by 80.7% and 77.5%, respectively, compared to an increase in the Company’s net income of $23.1 million, or approximately 126%, over the same period.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to Non-PEO NEOs and the Company’s EBITDA. Cumulatively from 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs increased by 80.7% and 77.5%, respectively, compared to an increase in the Company’s EBITDA $35.9 million, or approximately 142%, over the same period.
Total Shareholder Return Vs Peer Group [Text Block]	Relationship Between the Company’s TSR and the Russell 2000 Index TSR. The Company’s cumulative TSR for the 2020 through 2022 period was 911% compared to the TSR for the Russell 2000 Index of 14% over the same period.
Tabular List [Table Text Block]	The table below represent the unranked list of the “most important” financial measures the Company used to align compensation actually paid to our NEOs for fiscal year 2022 to the Company’s performance:

Performance Measure
Revenue
EPS
EBITDA (non-GAAP)(a)
(a) Please see page 13 for a calculation of EBITDA from our audited financial statements.

Total Shareholder Return Amount	$ 1,010.98	1,136.11	857.90
Peer Group Total Shareholder Return Amount	113.78	145.06	127.64
Net Income (Loss)	$ 41,381,000	$ 31,567,000	$ 18,282,000
Company Selected Measure Amount	61,209,000	44,131,000	25,284,000
PEO Name	Ryan L Pape
Additional 402(v) Disclosure [Text Block]	Presented in thousands. Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Report on From 10-K for the year ended December 31, 2022.(5) Presented in thousands. The SEC rules require that the pay versus performance disclosure include an unranked list of three to seven performance measures that the Company considers to be its most important measures used to align compensation actually paid to the NEOs to a company’s performance.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]	Relationship between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to Non-PEO NEOs and the Company’s Revenue. Cumulatively from 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs increased by 80.7% and 77.5%, respectively, compared to an increase in the Company’s revenue of $165.1 million, or approximately 103%, over the same period.
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]	Relationship between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to Non-PEO NEOs and the Company’s Earnings Per Share. Cumulatively from 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Non-PEO NEOs increased by 80.7% and 77.5%, respectively, compared to an increase in the Company’s earnings per share of $0.84 per share, or approximately 127%, over the same period.
Measure Name	EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	EBITDA (non-GAAP)(a)
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 750,000	$ 350,000	$ 0
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	657,477	283,840	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,630)	69,505	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,393)	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	275,000	208,333	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	241,081	168,947	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(36,912)	41,371	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (19,129)	$ 0	$ 0